Financial instruments and management of financial risks - Fair Values Derivatives (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 PHP (₱)
Disclosure of detailed information about financial instruments [line items]
Current assets, fair value and carrying value	$ 16,000,000			$ 19,000,000
Non-current assets, fair value and carrying value	0			13,000,000
Current liabilities, fair value and carrying value	0			1,000,000
Non-current liabilities, fair value and carrying value	$ 12,000,000			$ 0
Current assets derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2024	2024	2024	2023	2023	2023
Current assets, notional amount	$ 22,000,000			$ 21,000,000
Current assets, fair value and carrying value	12,000,000			19,000,000
Price (in usd/eur per share)	$ 1.00	€ 0.92		$ 1.00	€ 0.86
Current assets derivatives | Currency risk related to purchases | HFT | Philippine peso
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2024	2024	2024	2023	2023	2023
Current assets, notional amount	$ 81,000,000			$ 53,000,000
Current assets, fair value and carrying value	2,000,000			0
Price (in usd/eur per share)	$ 1.00		₱ 56.32	$ 1.00		₱ 56.90
Current assets derivatives | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings	3.52%
Current assets derivatives | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH) | U.S dollars
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2024	2024	2024	—	—	—
Current assets, notional amount	$ 9,000,000			$ 0
Current assets, fair value and carrying value	$ 2,000,000			$ 0
Derivative assets non-current | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	—	—	—	2025	2025	2025
Price (in usd/eur per share)				$ 1.00	€ 0.86
Non-current assets, notional amount	$ 0			341,000,000
Non-current assets, fair value and carrying value	$ 0			$ 13,000,000
Current liabilities derivatives | Currency risk related to purchases | HFT | Philippine peso
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2024	2024	2024	2023	2023	2023
Price (in usd/eur per share)	$ 1.00		₱ 54.94	$ 1.00		₱ 53.55
Current liabilities, notional amount	17,000,000			50,000,000
Current liabilities, fair value and carrying value	$ 0			$ 1,000,000
Non-current liabilities derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2028	2028	2028
Price (in usd/eur per share)	$ 1.00	€ 0.92
Non-current liabilities, notional amount	409,000,000
Non-current liabilities, fair value and carrying value	$ 10,000,000
Non-current liabilities derivatives | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings	3.52%
Non-current liabilities derivatives | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH) | U.S dollars
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2028	2028	2028	—	—	—
Non-current liabilities, notional amount	$ 155,000,000			$ 0
Non-current liabilities, fair value and carrying value	$ 2,000,000			$ 0
Derivative assets | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Hedge ratio	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%